CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 418,143	$ 103,609
Restricted cash	6,984	3,048
Short-term deposits	85,132	14,009
Accounts receivable, net	35,477	37,194
Prepaid expenses and other current assets	19,338	5,639
Total current assets	565,074	163,499
Property and equipment, net	16,968	4,640
Deferred contract acquisition costs	11,630	6,983
Other assets, noncurrent	6,962	5,439
Total assets	600,634	180,561
Current liabilities:
Accounts payable	228	1,507
Accrued compensation and benefits	24,748	15,548
Guarantee obligations	12,112	12,445
Provision for chargebacks, net	12,020	10,582
Accrued expenses and other current liabilities	13,306	11,839
Total current liabilities	62,414	51,921
Other liabilities, noncurrent	9,359	12,385
Total liabilities	71,773	64,306
Commitments and Contingencies
Convertible preferred shares, no par value and NIS 0.0008 par value per share as of December 31, 2021 and 2020, respectively; zero and 33,295,097 shares authorized as of December 31, 2021 and 2020, respectively; zero and 29,878,116 shares issued and outstanding as of December 31, 2021 and 2020, respectively; aggregate liquidation preference of zero and $165,558 as of December 31, 2021 and 2020, respectively	0	159,564
Shareholders’ equity (deficit):
Additional paid-in capital	775,249	24,366
Accumulated other comprehensive profit (loss)	176	0
Accumulated deficit	(246,564)	(67,679)
Total shareholders’ equity (deficit)	528,861	(43,309)
Total liabilities, convertible preferred shares, and shareholders’ equity (deficit)	600,634	180,561
Common Class A
Shareholders’ equity (deficit):
Common stock, value, issued	0	4
Common Class B
Shareholders’ equity (deficit):
Common stock, value, issued	$ 0	$ 0